This is filed pursuant to Rule 497(e).

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A/B
LOGO

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO
("All Market Alternative Return")

AB ASIA EX-JAPAN EQUITY PORTFOLIO ("Asia ex-Japan")

AB BOND FUNDS ("Bond Funds")
- AB Credit Long/Short Portfolio
- AB Global Bond Fund
- AB High Income Fund
- AB High Yield Portfolio
- AB Intermediate Bond Portfolio
- AB Limited Duration High Income Portfolio
- AB Tax-Aware Fixed Income Portfolio
- AB Unconstrained Bond Fund

AB CORPORATE SHARES ("Corporate Shares")
- AB Corporate Income Shares
- AB Municipal Income Shares
- AB Taxable Multi-Sector Income Shares

AB EQUITY FUNDS ("Equity Funds")
- AB Growth Fund
- AB Large Cap Growth Fund
- AB Concentrated Growth Fund
- AB Discovery Growth Fund
- AB Small Cap Growth Portfolio
- AB Global Core Equity Portfolio
- AB Global Thematic Growth Fund
- AB International Growth Fund
- AB Select US Equity Portfolio
- AB Select US Long/Short Portfolio

AB INCOME FUND ("Income Fund")

AB INFLATION STRATEGIES ("Inflation Strategies")
- AB Bond Inflation Strategy
- AB Municipal Bond Inflation Strategy
- AB All Market Real Return Portfolio

AB INSTITUTIONAL FUNDS, INC. ("Institutional")
- AB Global Real Estate Investment Fund II

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO ("International
Strategic Core")

AB MULTI-MANAGER FUNDS ("Multi-Manager Funds")
- AB Long/Short Multi-Manager Fund
- AB Multi-Manager Alternative Strategies Fund

AB MULTI-MANAGER SELECT RETIREMENT FUNDS
("Select Retirement Funds")
- AB Multi-Manager Select Retirement Allocation Fund
- AB Multi-Manager Select 2010 Fund
- AB Multi-Manager Select 2015 Fund
- AB Multi-Manager Select 2020 Fund
- AB Multi-Manager Select 2025 Fund
- AB Multi-Manager Select 2030 Fund
- AB Multi-Manager Select 2035 Fund
- AB Multi-Manager Select 2040 Fund
- AB Multi-Manager Select 2045 Fund
- AB Multi-Manager Select 2050 Fund
- AB Multi-Manager Select 2055 Fund

AB POOLING PORTFOLIOS ("Pooling")
- AB Bond-Inflation Protection Portfolio
- AB Global Core Bond Portfolio
- AB High Yield Portfolio
- AB International Growth Portfolio
- AB International Value Portfolio
- AB Multi-Asset Real Return Portfolio
- AB Small-Mid Cap Growth Portfolio
- AB Small-Mid Cap Value Portfolio
- AB Short Duration Bond Portfolio
- AB U.S. Large Cap Growth Portfolio
- AB U.S. Value Portfolio
- AB Volatility Management Portfolio

AB VALUE FUNDS ("Value Funds")
- AB All Market Income Portfolio
- AB Core Opportunities Fund
- AB Discovery Value Fund
- AB Equity Income Fund
- AB Global Real Estate Investment Fund
- AB Global Risk Allocation Fund
- AB Growth and Income Fund
- AB International Value Fund
- AB Small Cap Value Portfolio
- AB Value Fund

AB VARIABLE PRODUCTS SERIES FUND, INC. ("AVP")
- AB Balanced Wealth Strategy Portfolio
- AB Dynamic Asset Allocation Portfolio
- AB Global Thematic Growth Portfolio
- AB Growth Portfolio
- AB Growth and Income Portfolio
- AB Intermediate Bond Portfolio
- AB International Growth Portfolio
- AB International Value Portfolio
- AB Large Cap Growth Portfolio
- AB Real Estate Investment Portfolio
- AB Small Cap Growth Portfolio
- AB Small-Mid Cap Value Portfolio
- AB Value Portfolio
- AB Global Risk Allocation--Moderate Portfolio
- AB Global Bond Portfolio
- AB Multi-Manager Alternative Strategies Portfolio

AB WEALTH STRATEGIES ("Wealth Strategies")
- AB Wealth Appreciation Strategy
- AB Balanced Wealth Strategy
- AB Conservative Wealth Strategy
- AB Tax-Managed Wealth Appreciation Strategy
- AB Tax-Managed Balanced Wealth Strategy
- AB Tax-Managed Conservative Wealth Strategy


Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".
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Supplement dated July 26, 2016 to the following Statements of Additional
Information, as amended (the "SAIs"):

Fund                                      Prospectus Date
----                                      ---------------
All Market Alternative Return             February 29, 2016
Asia ex-Japan                             December 3, 2015
Bond Funds                                January 29, 2016
Corporate Shares                          August 31, 2015
Equity Funds                              October 30, 2015
Income Fund                               April 22, 2016
Inflation Strategies                      January 29, 2016
Institutional                             January 29, 2016
International Strategic Core              July 29, 2015
Multi-Manager Funds                       October 1, 2015
Select Retirement Funds                   November 30, 2015
Pooling                                   December 31, 2015
Value Funds                               February 29, 2016
AVP                                       May 1, 2016
Wealth Strategies                         December 31, 2015

                                   * * * * *

      The section "Information about the [Fund/Funds/Portfolios] and [Its/Their] Investments--Certain Risk[s] and Other Considerations--Risks of Investments in Foreign Securities" ("Description of the Strategies and the Underlying Portfolios--Certain Risk and Other Considerations--Risks of Investments in Foreign Securities" with respect to Wealth Strategies) in the SAIs is revised to add the following paragraph:

      In June 2016, the United Kingdom ("UK") voted in a referendum to leave the European Union ("EU"). It is expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years of notifying the European Council of its intention to withdraw. There is still considerable uncertainty relating to the potential consequences and timeframe of the withdrawal. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, Europe and globally, which could have an adverse effect on the value of the Fund's investments.

                                   * * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI for future reference.

The [A/B] Logo is a service mark of AB and AB(R) is a registered trademark used by permission of the owner, AB L.P.